Warrants - Series A Warrants - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2015
Class Of Warrant Or Right [Line Items]
Proceeds from exercise of warrants	$ 3,161,220	$ 31,600
Series A Warrant
Class Of Warrant Or Right [Line Items]
Warrants exercised	1,074,082
Proceeds from exercise of warrants	$ 2,252,020
Issuance of common stock upon exercise of warrants under cashless exercise provision	17,917
Warrants Expiration Date	Oct. 15, 2015
Number of warrants expired	248,418
Exercise price	$ 2.20	$ 7.00	$ 7.00